American Funds Insurance Series® - Portfolio
Series
American Funds® Global Growth Portfolio
Investment portfolio
March 31, 2026
unaudited
Growth funds 79.99%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	607,917	$22,833
American Funds Insurance Series - Growth Fund, Class 1	118,259	15,241
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	573,879	11,547
American Funds Insurance Series - International Fund, Class 1	349,550	7,722
American Funds Insurance Series - New World Fund, Class 1	121,227	3,879
Total growth funds (cost: $49,136,000)		61,222
Growth-and-income funds 20.10%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	845,066	15,388
Total growth-and-income funds (cost: $10,960,000)		15,388
Total investment securities 100.09% (cost: $60,096,000)		76,610
Other assets less liabilities (0.09)%		(67)
Net assets 100.00%		$76,543
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 79.99%
American Funds Insurance Series - Global Growth Fund, Class 1	$24,410	$—	$865	$112	$(824)	$22,833	$—	$—
American Funds Insurance Series - Growth Fund, Class 1	16,150	519	—	—	(1,428)	15,241	—	—
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	12,094	47	500	(19)	(75)	11,547	—	—
American Funds Insurance Series - International Fund, Class 1	8,185	29	430	(16)	(46)	7,722	—	—
American Funds Insurance Series - New World Fund, Class 1	4,109	—	181	43	(92)	3,879	—	—
						61,222
Growth-and-income funds 20.10%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	16,290	—	718	149	(333)	15,388	—	—
Total 100.09%				$269	$(2,798)	$76,610	$—	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 1 of 13

American Funds® Growth and Income Portfolio
Investment portfolio
March 31, 2026
unaudited

Growth funds 9.75%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	319,861	$41,224
Total growth funds (cost: $23,447,000)		41,224
Growth-and-income funds 39.91%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	4,624,937	84,220
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	2,401,498	42,315
American Funds Insurance Series - Growth-Income Fund, Class 1	650,682	42,242
Total growth-and-income funds (cost: $126,328,000)		168,777
Asset allocation funds 5.06%
American Funds Insurance Series - Asset Allocation Fund, Class 1	793,270	21,379
Total asset allocation funds (cost: $20,865,000)		21,379
Equity-income funds 10.12%
American Funds Insurance Series - Capital Income Builder, Class 1	2,918,964	42,792
Total equity-income funds (cost: $28,119,000)		42,792
Balanced funds 5.06%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	1,486,695	21,408
Total balanced funds (cost: $17,813,000)		21,408
Fixed income funds 30.19%
American Funds Insurance Series - The Bond Fund of America, Class 1	13,421,182	127,635
Total fixed income funds (cost: $140,791,000)		127,635
Total investment securities 100.09% (cost: $357,363,000)		423,215
Other assets less liabilities (0.09)%		(362)
Net assets 100.00%		$422,853
American Funds Insurance Series — Portfolio Series — Page 2 of 13

unaudited
Investments in affiliates (a)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.75%
American Funds Insurance Series - Growth Fund, Class 1	$44,088	$1,038	$76	$2	$(3,828)	$41,224	$—	$—
Growth-and-income funds 39.91%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	88,391	991	4,278	654	(1,538)	84,220	—	—
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	44,077	—	430	21	(1,353)	42,315	—	—
American Funds Insurance Series - Growth-Income Fund, Class 1	44,192	—	122	— (b)	(1,828)	42,242	—	—
						168,777
Asset allocation funds 5.06%
American Funds Insurance Series - Asset Allocation Fund, Class 1	22,184	—	368	(11)	(426)	21,379	—	—
Equity-income funds 10.12%
American Funds Insurance Series - Capital Income Builder, Class 1	44,203	241	2,229	388	189	42,792	241	—
Balanced funds 5.06%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	22,204	—	800	67	(63)	21,408	—	—
Fixed income funds 30.19%
American Funds Insurance Series - The Bond Fund of America, Class 1	132,315	1,879	6,438	(1,022)	901	127,635	—	—
Total 100.09%				$99	$(7,946)	$423,215	$241	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	Amount less than one thousand.
American Funds Insurance Series — Portfolio Series — Page 3 of 13

American Funds® Managed Risk Growth Portfolio
Investment portfolio
March 31, 2026
unaudited

Growth funds 55.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,876,908	$499,656
American Funds Insurance Series – Global Growth Fund, Class 1	6,582,128	247,225
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund, Class 1	7,293,668	82,710
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	4,099,688	82,486
Total growth funds (cost: $787,425,000)		912,077
Growth-and-income funds 20.05%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,840,687	249,337
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	4,691,641	82,667
Total growth-and-income funds (cost: $281,989,000)		332,004
Fixed income funds 19.60%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,132,118	324,596
Total fixed income funds (cost: $325,926,000)		324,596
Short-term securities 4.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.60% (a)	69,667,896	69,668
Total short-term securities (cost: $69,668,000)		69,668
Options purchased (equity style) 0.69%
Options purchased (equity style)*		11,428
Total options purchased (cost: $11,811,000)		11,428
Total investment securities 99.62% (cost: $1,476,819,000)		1,649,773
Other assets less liabilities 0.38%		6,256
Net assets 100.00%		$1,656,029
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2026 (000)
Put
S&P 500 Index	30	USD19,586	USD4,625.00	6/18/2026	$52
S&P 500 Index	30	19,586	4,650.00	6/18/2026	55
S&P 500 Index	870	567,981	4,700.00	6/18/2026	1,682
S&P 500 Index	45	29,378	4,750.00	6/18/2026	91
American Funds Insurance Series — Portfolio Series — Page 4 of 13

unaudited
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2026 (000)
S&P 500 Index	190	USD124,042	USD4,825.00	6/18/2026	$414
S&P 500 Index	60	39,171	4,850.00	6/18/2026	135
S&P 500 Index	35	22,850	5,000.00	6/18/2026	89
S&P 500 Index	1,400	913,993	4,750.00	9/18/2026	7,935
S&P 500 Index	35	22,850	4,775.00	9/18/2026	187
S&P 500 Index	30	19,586	4,800.00	9/18/2026	174
S&P 500 Index	30	19,586	4,825.00	9/18/2026	184
S&P 500 Index	10	6,529	4,850.00	9/18/2026	57
S&P 500 Index	65	42,435	4,875.00	9/18/2026	373
					$11,428
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
Nikkei 225 (OSE) Index Futures	Short	10	6/11/2026	USD(3,320)	$21
Japanese Yen Currency Futures	Short	43	6/15/2026	(3,405)	(6)
British Pound Currency Futures	Short	80	6/15/2026	(6,613)	20
Euro Currency Futures	Short	106	6/15/2026	(15,351)	(74)
Russell 2000 E-mini Index Futures	Short	64	6/18/2026	(8,039)	(87)
S&P Mid 400 E-mini Index Futures	Short	81	6/18/2026	(27,512)	(273)
S&P 500 E-mini Index Futures	Short	351	6/18/2026	(115,317)	(2,005)
MSCI EAFE Index Futures	Short	2	6/19/2026	(290)	(3)
FTSE 100 Index Futures	Short	48	6/19/2026	(6,526)	(66)
Euro Stoxx 50 Index Futures	Short	237	6/19/2026	(15,266)	(62)
Mini MSCI Emerging Market Index Futures	Short	235	6/19/2026	(17,092)	(48)
					$(2,583)
American Funds Insurance Series — Portfolio Series — Page 5 of 13

unaudited
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 55.07%
American Funds Insurance Series – Growth Fund, Class 1	$533,484	$34,915	$22,789	$8,968	$(54,922)	$499,656	$—	$—
American Funds Insurance Series – Global Growth Fund, Class 1	267,403	9,406	22,549	7,347	(14,382)	247,225	—	—
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund, Class 1	88,108	4,006	10,763	673	686	82,710	—	—
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	88,857	4,322	10,305	1,481	(1,869)	82,486	—	—
						912,077
Growth-and-income funds 20.05%
American Funds Insurance Series – Growth-Income Fund, Class 1	267,027	3,091	10,156	2,721	(13,346)	249,337	—	—
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	89,015	1,748	5,546	1,937	(4,487)	82,667	—	—
						332,004
Fixed income funds 19.60%
American Funds Insurance Series – The Bond Fund of America, Class 1	357,462	11,627	44,201	1,209	(1,501)	324,596	—	—
Total 94.72%				$24,336	$(89,821)	$1,568,677	$—	$—

(a)	Rate represents the seven-day yield at 3/31/2026.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 6 of 13

American Funds® Managed Risk Growth and Income Portfolio
Investment portfolio
March 31, 2026
unaudited

Growth funds 10.05%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	973,403	$125,452
Total growth funds (cost: $109,934,000)		125,452
Growth-and-income funds 50.01%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	17,144,017	312,193
American Funds Insurance Series – Growth-Income Fund, Class 1	2,892,039	187,751
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	7,072,414	124,616
Total growth-and-income funds (cost: $493,299,000)		624,560
Asset allocation funds 4.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,307,057	62,175
Total asset allocation funds (cost: $54,123,000)		62,175
Equity-income funds 14.88%
American Funds Insurance Series – Capital Income Builder, Class 1	12,676,987	185,845
Total equity-income funds (cost: $146,030,000)		185,845
Fixed income funds 14.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	19,302,683	183,569
Total fixed income funds (cost: $183,711,000)		183,569
Short-term securities 4.20%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.60% (a)	52,411,194	52,411
Total short-term securities (cost: $52,411,000)		52,411
Options purchased (equity style) 0.68%
Options purchased (equity style)*		8,540
Total options purchased (cost: $8,937,000)		8,540
Total investment securities 99.50% (cost: $1,048,445,000)		1,242,552
Other assets less liabilities 0.50%		6,279
Net assets 100.00%		$1,248,831
American Funds Insurance Series — Portfolio Series — Page 7 of 13

unaudited
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2026 (000)
Put
S&P 500 Index	30	USD19,586	USD4,625.00	6/18/2026	$52
S&P 500 Index	35	22,850	4,650.00	6/18/2026	64
S&P 500 Index	680	443,939	4,700.00	6/18/2026	1,314
S&P 500 Index	25	16,321	4,750.00	6/18/2026	51
S&P 500 Index	145	94,664	4,825.00	6/18/2026	316
S&P 500 Index	45	29,378	4,850.00	6/18/2026	101
S&P 500 Index	15	9,793	5,000.00	6/18/2026	38
S&P 500 Index	1,050	685,495	4,750.00	9/18/2026	5,951
S&P 500 Index	35	22,850	4,775.00	9/18/2026	187
S&P 500 Index	20	13,057	4,825.00	9/18/2026	123
S&P 500 Index	15	9,793	4,850.00	9/18/2026	85
S&P 500 Index	45	29,378	4,875.00	9/18/2026	258
					$8,540
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
Nikkei 225 (OSE) Index Futures	Short	16	6/11/2026	USD(5,311)	$72
Japanese Yen Currency Futures	Short	72	6/15/2026	(5,701)	— (b)
British Pound Currency Futures	Short	152	6/15/2026	(12,565)	54
Euro Currency Futures	Short	145	6/15/2026	(20,999)	(68)
Russell 2000 E-mini Index Futures	Short	8	6/18/2026	(1,005)	(12)
S&P Mid 400 E-mini Index Futures	Short	41	6/18/2026	(13,926)	(138)
S&P 500 E-mini Index Futures	Short	296	6/18/2026	(97,247)	(343)
MSCI EAFE Index Futures	Short	10	6/19/2026	(1,451)	(8)
FTSE 100 Index Futures	Short	90	6/19/2026	(12,237)	(51)
Mini MSCI Emerging Market Index Futures	Short	206	6/19/2026	(14,982)	57
Euro Stoxx 50 Index Futures	Short	318	6/19/2026	(20,483)	105
					$(332)
American Funds Insurance Series — Portfolio Series — Page 8 of 13

unaudited
Investments in affiliates (c)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.05%
American Funds Insurance Series – Growth Fund, Class 1	$132,104	$12,354	$7,576	$2,919	$(14,349)	$125,452	$—	$—
Growth-and-income funds 50.01%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	331,925	11,217	27,970	11,058	(14,037)	312,193	—	—
American Funds Insurance Series – Growth-Income Fund, Class 1	198,667	4,888	7,890	2,091	(10,005)	187,751	—	—
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	132,380	2,300	6,242	1,926	(5,748)	124,616	—	—
						624,560
Asset allocation funds 4.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	66,348	499	3,447	151	(1,376)	62,175	—	—
Equity-income funds 14.88%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	199,401	3,178	19,446	4,666	(1,954)	185,845	1,059	—
Fixed income funds 14.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	199,504	6,347	22,138	319	(463)	183,569	—	—
Total 94.62%				$23,130	$(47,932)	$1,181,601	$1,059	$—

(a)	Rate represents the seven-day yield at 3/31/2026.
(b)	Amount less than one thousand.
(c)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 9 of 13

American Funds® Managed Risk Global Allocation Portfolio
Investment portfolio
March 31, 2026
unaudited

Growth funds 25.01%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,224,465	$83,551
Total growth funds (cost: $75,841,000)		83,551
Growth-and-income funds 25.01%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	4,587,920	83,546
Total growth-and-income funds (cost: $64,392,000)		83,546
Asset allocation funds 9.95%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,233,853	33,252
Total asset allocation funds (cost: $28,772,000)		33,252
Equity-income funds 4.95%
American Funds Insurance Series – Capital Income Builder, Class 1	1,129,028	16,552
Total equity-income funds (cost: $13,245,000)		16,552
Balanced funds 19.79%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	4,592,263	66,129
Total balanced funds (cost: $56,613,000)		66,129
Fixed income funds 9.80%
American Funds Insurance Series – Capital World Bond Fund, Class 1	3,266,491	32,730
Total fixed income funds (cost: $32,946,000)		32,730
Short-term securities 4.76%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.60% (a)	15,922,066	15,922
Total short-term securities (cost: $15,922,000)		15,922
Options purchased (equity style) 0.81%
Options purchased (equity style)*		2,706
Total options purchased (cost: $2,440,000)		2,706
Total investment securities 100.08% (cost: $290,171,000)		334,388
Other assets less liabilities (0.08)%		(283)
Net assets 100.00%		$334,105
American Funds Insurance Series — Portfolio Series — Page 10 of 13

unaudited
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2026 (000)
Put
S&P 500 Index	15	USD9,793	USD4,650.00	6/18/2026	$28
S&P 500 Index	95	62,021	4,700.00	6/18/2026	184
S&P 500 Index	40	26,114	4,825.00	6/18/2026	87
S&P 500 Index	10	6,529	5,000.00	6/18/2026	25
S&P 500 Index	380	248,084	4,750.00	9/18/2026	2,154
S&P 500 Index	10	6,529	4,775.00	9/18/2026	53
S&P 500 Index	10	6,529	4,825.00	9/18/2026	61
S&P 500 Index	10	6,529	4,850.00	9/18/2026	57
S&P 500 Index	10	6,529	4,875.00	9/18/2026	57
					$2,706
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
Nikkei 225 (OSE) Index Futures	Short	4	6/11/2026	USD(1,328)	$3
Japanese Yen Currency Futures	Short	17	6/15/2026	(1,346)	(3)
British Pound Currency Futures	Short	38	6/15/2026	(3,141)	6
Euro Currency Futures	Short	46	6/15/2026	(6,662)	(40)
S&P 500 E-mini Index Futures	Short	3	6/18/2026	(986)	(3)
S&P Mid 400 E-mini Index Futures	Short	9	6/18/2026	(3,057)	(29)
MSCI EAFE Index Futures	Short	1	6/19/2026	(145)	(4)
FTSE 100 Index Futures	Short	22	6/19/2026	(2,991)	(16)
Mini MSCI Emerging Market Index Futures	Short	73	6/19/2026	(5,309)	(34)
Euro Stoxx 50 Index Futures	Short	102	6/19/2026	(6,570)	(22)
					$(142)
American Funds Insurance Series — Portfolio Series — Page 11 of 13

unaudited
Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 25.01%
American Funds Insurance Series – Global Growth Fund, Class 1	$88,390	$4,103	$6,516	$1,643	$(4,069)	$83,551	$—	$—
Growth-and-income funds 25.01%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	88,421	1,366	5,358	2,340	(3,223)	83,546	—	—
Asset allocation funds 9.95%
American Funds Insurance Series – Asset Allocation Fund, Class 1	35,378	467	1,923	226	(896)	33,252	—	—
Equity-income funds 4.95%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	17,698	348	1,731	436	(199)	16,552	95	—
Balanced funds 19.79%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	70,801	920	5,630	751	(713)	66,129	—	—
Fixed income funds 9.80%
American Funds Insurance Series – Capital World Bond Fund, Class 1	35,440	1,885	3,923	206	(878)	32,730	—	—
Total 94.51%				$5,602	$(9,978)	$315,760	$95	$—

(a)	Rate represents the seven-day yield at 3/31/2026.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of option contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,989,662,000, $1,457,925,000 and $387,735,000, respectively. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $232,037,000, $197,135,000 and $60,460,000, respectively.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of March 31, 2026, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
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American Funds Insurance Series — Portfolio Series — Page 13 of 13